Submission	Sep. 03, 2025
Submission [Line Items]
Central Index Key	0001488813
Registrant Name	Customers Bancorp, Inc.
Registration File Number	333-290008
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES